ADVANCED SERIES TRUST

AST Franklin Templeton K2 Global Absolute Return Portfolio

Supplement dated October 15, 2019 to the

Currently Effective Prospectus

and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (Prospectus) and Statement of Additional Information (SAI) for the Advanced Series Trust (the Trust) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective immediately, Roger Bayston will no longer manage day-to-day responsibilities for the Portfolio. In addition, Sonal Desai, Tricia O'Connor, Will Chong, David Yuen and Peter Moeschter will join Brooks Ritchey and Norman J. Boersma as portfolio managers for the Portfolio.

To reflect these changes, the Trust's Prospectus and SAI are hereby revised as follows:

I.All references and information pertaining to Roger Bayston are hereby removed.

II.The table in the section of the Prospectus entitled "Summary: AST Franklin Templeton K2 Global Absolute Return Portfolio - Management of the Portfolio" is hereby deleted in its entirety, and the following new disclosure is hereby substituted:

Investment	Subadviser	Portfolio	Title	Service Date
Managers		Managers

PGIM	K2/D&S	Brooks Ritchey	Senior Managing	April 2014
Investments LLC	Management		Director
Co., L.L.C.
	Templeton	Norman J.	Portfolio	April 2014
	Global Advisers	Boersma*	Manager
Limited
	Franklin	Peter M.	Portfolio	July 2019
	Advisers, Inc.	Moeschter	Manager
		Sonal Desai,	Portfolio	October 2019
		Ph.D.	Manager
		Patricia	Portfolio	October 2019
		O'Connor	Manager
		William Chong	Portfolio	October 2019
Manager
		David Yuen	Portfolio	October 2019
Manager

*Mr. Boersma has announced his intention to retire at the end of 2019.

III.The following is added to the section of the Prospectus entitled "HOW THE TRUST IS MANAGED – Portfolio Managers– AST Franklin Templeton K2 Global Absolute Return Portfolio":

Peter M. Moeschter is an executive vice president and a portfolio manager in the Templeton Global Equity Group. He is co-Lead manager of Templeton Growth Fund, Ltd. and has responsibility for institutional and retail clients with mandates of global and international equities. He has sector research coverage of Industrials. Prior to joining Franklin Templeton in 1997, Mr. Moeschter was a research analyst in the Equity Investment Department of the Workers' Compensation Board of Ontario, an investment analyst with Aetna Capital Management Limited and an analyst for the Pension Fund

672SUP1

Division of Ontario Hydro. He entered the financial services industry in 1992. Mr. Moeschter holds a B.B.A., with honors, from Wilfrid Laurier University and an M.B.A. from York University. He is a Chartered Financial Analyst (CFA) charterholder.

Sonal Desai, Ph.D. is Executive Vice President and Chief Investment Officer of the Franklin Templeton Fixed Income Group. In this role, Dr. Desai oversees Franklin's Municipal, Corporate Credit, Floating Rate Securitized, Multisector, Global (including Emerging Markets), Money Market, and Local Asset Management Fixed Income teams, and co-chairs the Group's Fixed Income Policy Committee. She is a member of Franklin Resources' Executive Committee, a small group of the company's top leaders responsible for shaping the firm's overall strategy. In addition, she serves on the firm's Management and Investment Committees. Dr. Desai is also a portfolio manager for a number of strategies, including Core Plus, Strategic Income, Low Duration, Global Absolute Return, and Global Fixed Income. Dr. Desai joined Franklin Templeton in 2009 from Thames River Capital in London. Previous to her current role, she served as a portfolio manager with Dr. Michael Hasenstab for the flagship Templeton Global Bond and Templeton Global Return strategies, as well as Director of Research for Templeton Global Macro, shaping the team's research agenda of in-depth global macroeconomic analysis covering thematic topics, regional and country analyses, and interest rate, currency and sovereign credit market outlooks. She started her career as an assistant professor of economics at the University of Pittsburgh, and then worked for over six years at the International Monetary Fund in Washington, DC. Following this, she joined the private financial sector and worked for about five years as director and senior economist for Dresdner Kleinwort Wasserstein in London. Dr. Desai holds a Ph.D. in economics from Northwestern University and a B.A. in economics from Delhi University. She was part of the Templeton Global Bond Fund portfolio management team named Morningstar's Fixed Income Manager of the Year in Canada in 2013.

Patricia (Tricia) O'Connor is a vice president and portfolio manager for the Franklin Templeton Fixed Income Group. She co-manages multiple US and global high yield funds as well as institutional separate accounts. Ms. O'Connor also co-manages the Strategic Income and Multi-Sector Credit Funds. Prior to joining Franklin Templeton in 1997, Ms. O'Connor worked for Morgan Stanley Asset Management. Ms. O'Connor holds a B.S. in accounting from Lehigh University and an M.B.A. in finance and economics from the University of Chicago. She is a Chartered Financial Analyst (CFA) charterholder, as well as a member of the CFA Society of San Francisco and CFA Institute.

William Chong is a vice president and portfolio manager for the Franklin Templeton Fixed Income Group. Mr. Chong performs portfolio construction and implementation for multi-sector fixed income strategies. In addition, he conducts quantitative research within credit, rates, and fx, with emphasis on relative value and derivative products. Prior to joining Franklin Templeton in 2008, Mr. Chong was a senior treasury analyst at Toyota Financial Services where his experience included asset-liability management, pension investment management and debt issuance. He also has worked in systems development at Merrill Lynch Fixed Income Trading. Mr. Chong holds an M.B.A. in finance from the University of Southern California and a B.S. in economics and information systems from New York University. He is a Chartered Financial Analyst (CFA) charterholder and a Financial Risk Manager (FRM) - Certified by the Global Association of Risk Professionals.

David Yuen, senior vice president, serves as a director of quantitative strategy in the Franklin Templeton Fixed Income department. Mr. Yuen develops portfolio strategies and investment processes with emphasis on sector allocation, portfolio construction, risk budgeting, attribution and relative value security selection procedures. Prior to joining Franklin Templeton, Mr. Yuen was senior investment officer for Susquehanna Partners and a manager of fixed income trading at Alex Brown, Inc. Mr. Yuen holds a B.S., with honors, in chemistry from the California Institute of Technology and an M.B.A., with honors, in finance from the University of California, Los Angeles Graduate School of Management. Mr. Yuen is a Chartered Financial Analyst (CFA) charterholder and is a qualified Financial Risk Manager (FRM), as certified by the Global Association of Risk Professionals. He has authored various financial and portfolio management publications and speaks at diverse financial and capital market seminars and conferences.

672SUP1

IV.	The table in Part I of the SAI entitled "PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST
Franklin Templeton K2 Global Absolute Return Portfolio" is hereby deleted in its entirety, and the following new disclosure is hereby substituted:
Subadviser	Portfolio	Registered	Other Pooled	Other	Ownership of
	Managers	Investment	Investment	Accounts*	Portfolio
		Companies*	Vehicles*	(in millions)	Securities*
		(in millions)	(in millions)
K2/D&S	Brooks	3/$1,562.74	9/$2,384.32	5/$62.10	None
Management	Ritchey
Co.
L.L.C.; Frankl
in Advisers,
Inc.;
Templeton
Global
Advisers
Limited
	Norman J.	7/$2,907.17	10/$9,320.50	2/$124.61	None
Boersma**

	Peter M.	4/$1,679.78	8/$8,231.09	5/$404.43***	None
Moeschter

	Sonal Desai,	12/$15,935.08	12/$3,102.97	0/$0	None
Ph.D.

	Patricia	4/$5,312.98	8/$1,912.47	8/$939.05	None
O'Connor

	William	0/$0	0/$0	0/$0	None
Chong

	David Yuen	11/$8,819.32	3/$491.28	4/$923.20	None

*Information is as of September 30, 2019.

**Mr. Boersma has announced his intention to retire at the end of 2019.

***Of these accounts, Mr. Boersma manages three accounts with assets of $51.58 million that pays fees based on performance.